Restricted Net Asset Parent Only Financial Information (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Selling expenses	¥ 528,166	$ 81,178	¥ 630,873	¥ 854,315
General and administrative expenses	294,698	45,294	542,758	523,150
Research and development expenses	138,262	21,250	146,850	396,991
Total operating expenses	3,247,627	499,151	2,836,738	5,415,355
Foreign currency exchange gain (losses)	32,903	5,057	6,000	(132,709)
Other income	12,279	1,887	14,716	5,700
Loss before income taxes	(3,450,130)	(530,276)	(2,088,520)	(5,166,816)
Equity in losses of subsidiaries	(508)	(78)	(17,554)	(829)
Income tax expense	220	34	12,895	731,191
Foreign currency exchange translation adjustment, net of nil tax	164,518	25,286	(223,436)	(121,215)
Cash flow hedging derivatives, net of nil tax	0	0	0	(749)
Comprehensive loss	(3,143,785)	(483,191)	(2,332,329)	(5,732,611)
Yingli Green Energy Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Selling expenses	2,277	350	29,261	76,890
General and administrative expenses	26,405	4,058	13,087	54,101
Research and development expenses	0	0	0	1,295
Total operating expenses	28,682	4,408	42,348	132,286
Interest expense	(126)	(19)	(47)	(2,810)
Foreign currency exchange gain (losses)	(19,397)	(2,981)	4,792	12,895
Other income	426	65	421	406
Loss before income taxes	(47,779)	(7,343)	(37,182)	(121,795)
Equity in losses of subsidiaries	(3,270,249)	(502,628)	(2,060,472)	(5,478,731)
Income tax expense	0	0	0	0
Net loss	(3,318,028)	(509,971)	(2,097,654)	(5,600,526)
Foreign currency exchange translation adjustment, net of nil tax	174,243	26,780	(234,675)	(131,336)
Cash flow hedging derivatives, net of nil tax	0	0	0	(749)
Comprehensive loss	¥ (3,143,785)	$ (483,191)	¥ (2,332,329)	¥ (5,732,611)